UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN GLOBAL BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2012

Date of reporting period: June 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Global Bond Fund

Portfolio of Investments

June 30, 2012 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 58.3%
Canada - 3.4%
Canadian Government Bond
2.00%, 12/01/14	CAD	53,613	$53,821,006
2.75%, 6/01/22		55,000	58,981,436

			112,802,442

Finland - 3.1%
Finland Government Bond
3.375%, 4/15/20	EUR	73,065	103,083,218

Germany - 2.1%
Bundesrepublik Deutschland
4.25%, 7/04/39		11,900	20,828,725
Series 06
3.75%, 1/04/17		18,000	26,014,756
Series 09
3.25%, 1/04/20		16,000	23,244,501

			70,087,982

Netherlands - 7.7%
Netherlands Government Bond
2.25%, 7/15/22		11,815	15,136,792
4.00%, 7/15/19		26,530	38,695,183
4.50%, 7/15/17		135,007	197,795,237

			251,627,212

South Africa - 2.5%
South Africa Government Bond
Series R203
8.25%, 9/15/17	ZAR	616,181	80,801,232

United Kingdom - 15.9%
United Kingdom Gilt
2.00%, 1/22/16	GBP	49,348	81,160,734
3.75%, 9/07/19-9/07/21		72,791	133,609,750
4.00%, 9/07/16		92,519	165,007,660
4.50%, 3/07/19		73,485	139,883,202

			519,661,346

United States - 23.6%
U.S. Treasury Bonds
3.75%, 8/15/41	U.S.$	5,000	6,029,690
7.25%, 5/15/16 (a)		41,512	52,058,622
U.S. Treasury Notes
0.875%, 1/31/17		32,500	32,781,840
1.375%, 9/30/18 (b)		75,000	76,781,250
1.50%, 6/30/16 (b)		179,000	185,432,902
1.875%, 10/31/17 (b)		30,000	31,650,000
2.125%, 2/29/16 (b)		45,000	47,591,010
2.375%, 6/30/18 (b)		100,000	108,398,400
2.50%, 3/31/15		26,612	28,142,190
2.625%, 11/15/20 (b)		114,493	125,843,950

	Principal Amount (000)		U.S. $ Value
3.125%, 4/30/17	U.S.$	70,000	$77,940,660

			772,650,514

Total Governments - Treasuries (cost $1,881,436,923)			1,910,713,946

CORPORATES - INVESTMENT GRADES - 22.7%
Industrial - 11.5%
Basic - 1.2%
Alcoa, Inc.
5.40%, 4/15/21		4,500	4,480,965
AngloGold Ashanti Holdings PLC
5.375%, 4/15/20 (b)		4,000	4,110,920
Dow Chemical Co. (The)
7.375%, 11/01/29		1,615	2,160,644
8.55%, 5/15/19		3,000	3,990,222
Eastman Chemical Co.
2.40%, 6/01/17		2,134	2,156,608
3.60%, 8/15/22		2,195	2,238,746
International Paper Co.
7.95%, 6/15/18		6,050	7,623,780
Lubrizol Corp.
8.875%, 2/01/19		3,271	4,465,628
Teck Resources Ltd.
6.00%, 8/15/40		446	467,374
Vale Overseas Ltd.
4.375%, 1/11/22		6,466	6,584,477

			38,279,364

Capital Goods - 0.8%
ADT Corp. (The)
3.50%, 7/15/22 (c)		1,888	1,894,336
Embraer SA
5.15%, 6/15/22		2,200	2,258,300
Holcim US Finance Sarl & Cie SCS
6.00%, 12/30/19 (c)		690	723,428
Odebrecht Finance Ltd.
6.00%, 4/05/23 (c)		10,142	10,682,569
Owens Corning
6.50%, 12/01/16		2,913	3,239,026
Republic Services, Inc.
5.25%, 11/15/21		6,898	7,919,497

			26,717,156

Communications - Media - 1.6%
BSKYB Finance UK PLC
5.75%, 10/20/17 (c)	GBP	3,977	7,060,592
CBS Corp.
5.75%, 4/15/20	U.S.$	440	511,472
8.875%, 5/15/19		7,309	9,665,319
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		1,649	2,400,479
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
3.80%, 3/15/22		4,900	4,955,336
4.75%, 10/01/14		1,560	1,674,548

	Principal Amount (000)		U.S. $ Value
Globo Comunicacao e Participacoes SA
5.307%, 5/11/22 (c)(d)	U.S.$	1,661	$1,760,660
Interpublic Group of Cos., Inc. (The)
4.00%, 3/15/22		787	798,982
Omnicom Group, Inc.
3.625%, 5/01/22		2,719	2,762,779
Time Warner Cable, Inc.
5.875%, 11/15/40		2,000	2,238,372
6.55%, 5/01/37		2,160	2,561,378
7.50%, 4/01/14		4,918	5,452,547
8.25%, 2/14/14		6,030	6,713,693
Virgin Media Secured Finance PLC
5.25%, 1/15/21		2,523	2,795,070

			51,351,227

Communications - Telecommunications - 1.6%
American Tower Corp.
5.05%, 9/01/20		5,775	6,065,916
AT&T, Inc.
4.45%, 5/15/21		4,259	4,821,243
5.60%, 5/15/18		2,937	3,515,172
Bell Canada
5.00%, 2/15/17 (c)	CAD	5,900	6,349,005
British Telecommunications PLC
9.625%, 12/15/30	U.S.$	5,972	8,981,482
Deutsche Telekom International Finance BV
4.875%, 3/06/42 (c)		6,870	6,526,795
Telecom Italia Capital SA
5.25%, 11/15/13		3,389	3,397,473
6.175%, 6/18/14		4,156	4,187,170
United States Cellular Corp.
6.70%, 12/15/33		1,900	1,964,319
Verizon Communications, Inc.
4.60%, 4/01/21		6,908	7,917,604

			53,726,179

Consumer Cyclical - Automotive - 0.7%
BMW US Capital LLC
5.00%, 5/28/15	EUR	6,000	8,360,348
Ford Motor Credit Co. LLC
3.00%, 6/12/17	U.S.$	6,500	6,464,192
Harley-Davidson Funding Corp.
5.75%, 12/15/14 (c)		4,627	5,010,472
6.80%, 6/15/18 (c)		4,000	4,768,784

			24,603,796

Consumer Cyclical - Entertainment - 0.5%
Time Warner, Inc.
7.625%, 4/15/31		5,000	6,458,205
Viacom, Inc.
4.375%, 9/15/14		8,886	9,511,930

			15,970,135

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Other - 0.1%
Wyndham Worldwide Corp.
4.25%, 3/01/22	U.S.$	3,300	$3,322,905

Consumer Cyclical - Retailers - 0.1%
CVS Caremark Corp.
6.60%, 3/15/19		2,740	3,416,925

Consumer Non-Cyclical - 0.7%
Ahold Finance USA LLC
6.875%, 5/01/29		5,820	7,235,727
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		10,000	12,484,440
Whirlpool Corp.
8.60%, 5/01/14		3,025	3,367,865

			23,088,032

Energy - 1.5%
Anadarko Petroleum Corp.
5.95%, 9/15/16		2,863	3,248,869
Apache Corp.
6.90%, 9/15/18		2,950	3,705,681
Marathon Petroleum Corp.
3.50%, 3/01/16		941	986,394
5.125%, 3/01/21		1,667	1,866,383
Nabors Industries, Inc.
9.25%, 1/15/19		2,981	3,870,286
Noble Energy, Inc.
8.25%, 3/01/19		5,000	6,392,025
Noble Holding International Ltd.
4.90%, 8/01/20		515	559,271
Phillips 66
4.30%, 4/01/22 (c)		8,070	8,490,313
Reliance Holdings USA, Inc.
5.40%, 2/14/22 (c)		4,758	4,793,335
Southwestern Energy Co.
4.10%, 3/15/22 (c)		2,200	2,229,786
Talisman Energy, Inc.
7.75%, 6/01/19		3,400	4,171,732
Transocean, Inc.
6.375%, 12/15/21		5,500	6,290,730
Weatherford International Ltd./Bermuda
6.00%, 3/15/18		2,631	2,999,674

			49,604,479

Other Industrial - 0.1%
Noble Group Ltd.
6.75%, 1/29/20 (c)		3,287	3,171,955

Services - 0.3%
Western Union Co. (The)
5.93%, 10/01/16		9,665	11,213,391

Technology - 0.9%
Agilent Technologies, Inc.
5.00%, 7/15/20		1,035	1,172,229
Hewlett-Packard Co.
4.65%, 12/09/21		3,519	3,688,630

	Principal Amount (000)		U.S. $ Value
Oracle Corp.
5.75%, 4/15/18	U.S.$	8,987	$10,903,882
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22		8,100	8,122,396
Xerox Corp.
2.95%, 3/15/17		2,823	2,854,976
8.25%, 5/15/14		4,000	4,460,116

			31,202,229

Transportation - Airlines - 0.5%
Southwest Airlines Co.
5.25%, 10/01/14		3,015	3,263,222
5.75%, 12/15/16		4,799	5,544,909
Southwest Airlines Co. 2007-1 Pass Through Trust
Series 07-1
6.15%, 8/01/22		6,910	7,860,265

			16,668,396

Transportation - Railroads - 0.5%
Burlington Northern Santa Fe LLC
4.95%, 9/15/41		6,713	7,302,919
Canadian Pacific Railway Co.
6.50%, 5/15/18		1,276	1,516,531
CSX Corp.
6.25%, 3/15/18		5,000	6,018,365

			14,837,815

Transportation - Services - 0.4%
Asciano Finance Ltd.
3.125%, 9/23/15 (c)		5,345	5,319,542
4.625%, 9/23/20 (c)		1,501	1,493,301
Ryder System, Inc.
5.85%, 11/01/16		4,332	4,918,882

			11,731,725

			378,905,709

Financial Institutions - 8.9%
Banking - 5.8%
Banco Bradesco SA/Cayman Islands
5.75%, 3/01/22 (c)		6,500	6,606,096
Bank of America Corp.
3.875%, 3/22/17		10,000	10,186,970
5.875%, 2/07/42		2,896	3,172,220
Barclays Bank PLC
Series 1
5.00%, 9/22/16		3,252	3,531,542
BNP Paribas SA
5.00%, 1/15/21		7,891	8,100,269
Citigroup, Inc.
4.50%, 1/14/22		14,515	14,991,876
5.875%, 1/30/42		5,217	5,697,830
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
3.875%, 2/08/22		8,000	8,137,864

	Principal Amount (000)		U.S. $ Value
DNB Bank ASA
4.375%, 2/24/21 (c)	EUR	4,470	$6,194,066
Goldman Sachs Group, Inc. (The)
5.75%, 1/24/22	U.S.$	10,600	11,189,402
6.00%, 6/15/20		3,205	3,421,559
7.50%, 2/15/19		3,490	3,980,003
HSBC Holdings PLC
4.00%, 3/30/22		8,000	8,307,184
6.50%, 9/15/37		2,617	2,903,514
Series 2018
9.875%, 4/08/18	GBP	1,550	2,556,473
ING Bank NV
3.75%, 3/07/17 (c)	U.S.$	8,070	8,032,144
JPMorgan Chase & Co.
4.50%, 1/24/22		17,700	19,066,759
JPMorgan Chase Bank NA
1.136%, 5/31/17 (e)	EUR	950	1,088,014
Lloyds TSB Bank PLC
4.20%, 3/28/17	U.S.$	8,000	8,252,056
Macquarie Bank Ltd.
5.00%, 2/22/17 (c)		607	618,231
Macquarie Group Ltd.
4.875%, 8/10/17 (c)		2,580	2,586,112
Manufacturers & Traders Trust Co.
6.625%, 12/04/17		9,586	11,200,129
Morgan Stanley
10.09%, 5/03/17 (c)	BRL	13,035	6,704,085
National City Bank/Cleveland OH
5.80%, 6/07/17	U.S.$	4,925	5,606,886
Nordea Bank AB
4.875%, 5/13/21 (c)		5,865	5,714,486
Santander Issuances SA Unipersonal
Series 23
6.50%, 7/27/19	EUR	5,150	5,226,895
Societe Generale SA
5.20%, 4/15/21 (c)	U.S.$	8,010	7,654,853
Svenska Handelsbanken AB
2.875%, 4/04/17		8,000	8,109,848
Unicredit Luxembourg Finance SA
6.00%, 10/31/17 (c)		3,202	2,621,673

			191,459,039

Finance - 0.7%
General Electric Capital Corp.
2.30%, 4/27/17		12,650	12,735,527
5.625%, 5/01/18		2,900	3,333,666
HSBC Finance Corp.
6.676%, 1/15/21		1,894	2,050,660
SLM Corp.
5.05%, 11/14/14		3,141	3,235,086

			21,354,939

Insurance - 1.7%
Aflac, Inc.
8.50%, 5/15/19		3,400	4,438,397

	Principal Amount (000)		U.S. $ Value
Allstate Corp. (The)
6.125%, 5/15/37	U.S.$	8,637	$8,507,445
American International Group, Inc.
6.82%, 11/15/37 (c)		1,378	1,623,342
CIGNA Corp.
5.125%, 6/15/20		2,185	2,416,588
Coventry Health Care, Inc.
5.95%, 3/15/17		2,175	2,467,050
6.125%, 1/15/15		835	910,751
6.30%, 8/15/14		2,830	3,076,199
Guardian Life Insurance Co. of America
7.375%, 9/30/39 (c)		1,489	1,942,749
Hartford Financial Services Group, Inc.
5.125%, 4/15/22		2,900	2,986,292
6.30%, 3/15/18		4,935	5,396,931
Humana, Inc.
6.45%, 6/01/16		442	502,665
Lincoln National Corp.
8.75%, 7/01/19		2,958	3,724,947
Markel Corp.
7.125%, 9/30/19		2,166	2,519,454
MetLife, Inc.
4.75%, 2/08/21		2,840	3,161,542
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		4,645	6,111,310
Torchmark Corp.
9.25%, 6/15/19		3,400	4,330,366
UnitedHealth Group, Inc.
6.00%, 2/15/18		1,565	1,893,721

			56,009,749

Other Finance - 0.3%
Aviation Capital Group Corp.
7.125%, 10/15/20 (c)		5,499	5,589,549
ORIX Corp.
4.71%, 4/27/15		3,030	3,159,517

			8,749,066

REITS - 0.4%
Duke Realty LP
6.75%, 3/15/20		2,135	2,495,749
Entertainment Properties Trust
7.75%, 7/15/20		4,389	4,825,657
ERP Operating LP
5.25%, 9/15/14		2,115	2,278,572
HCP, Inc.
5.375%, 2/01/21		3,219	3,559,580

			13,159,558

			290,732,351

Utility - 1.8%
Electric - 1.0%
Allegheny Energy Supply Co. LLC
5.75%, 10/15/19 (c)		7,320	7,877,250

	Principal Amount (000)		U.S. $ Value
CenterPoint Energy, Inc.
6.50%, 5/01/18	U.S.$	1,665	$1,976,939
Constellation Energy Group, Inc.
5.15%, 12/01/20		2,845	3,149,247
Integrys Energy Group, Inc.
6.11%, 12/01/66		4,500	4,500,225
Nisource Finance Corp.
6.80%, 1/15/19		7,790	9,338,839
TECO Finance, Inc.
4.00%, 3/15/16		300	321,026
5.15%, 3/15/20		2,970	3,394,743
Union Electric Co.
6.70%, 2/01/19		2,019	2,542,504

			33,100,773

Natural Gas - 0.8%
CenterPoint Energy Resources Corp.
4.50%, 1/15/21		1,460	1,593,826
DCP Midstream LLC
5.35%, 3/15/20 (c)		1,515	1,653,412
9.75%, 3/15/19 (c)		1,910	2,476,139
EQT Corp.
8.125%, 6/01/19		2,806	3,365,132
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		1,116	1,130,633
4.15%, 3/01/22		1,959	2,013,903
Sempra Energy
6.50%, 6/01/16		5,700	6,705,640
Talent Yield Investments Ltd.
4.50%, 4/25/22 (c)		6,500	6,649,799

			25,588,484

			58,689,257

Non Corporate Sectors - 0.5%
Agencies - Not Government Guaranteed - 0.5%
Abu Dhabi National Energy Co.
5.875%, 12/13/21 (c)		1,265	1,415,310
Gazprom OAO Via Gaz Capital SA
9.25%, 4/23/19 (c)		2,546	3,175,600
Petrobras International Finance Co. - Pifco
5.375%, 1/27/21		7,500	8,083,283
VTB Bank OJSC Via VTB Capital SA
6.875%, 5/29/18 (c)		2,936	3,079,130

			15,753,323

Total Corporates - Investment Grades (cost $697,547,322)			744,080,640

MORTGAGE PASS-THROUGHS - 10.3%
Agency Fixed Rate 30-Year - 8.3%
Federal National Mortgage Association
3.50%, 11/01/40-12/01/41		84,353	88,699,323
5.50%, 5/01/38		22,935	25,033,208
6.00%, 11/01/37-6/01/38		25,851	28,371,545

	Principal Amount (000)		U.S. $ Value
Series 2008
6.00%, 5/01/38	U.S.$	42,622	$46,821,361
Series 2011
3.50%, 3/01/41		28,156	29,606,962
4.00%, 9/01/41		50,860	54,094,436

			272,626,835

Agency Fixed Rate 15-Year - 2.0%
Federal National Mortgage Association
3.00%, TBA		62,000	64,954,684

Total Mortgage Pass-Throughs (cost $332,362,241)			337,581,519

GOVERNMENTS - SOVEREIGN AGENCIES - 5.5%
Canada - 5.4%
Canada Housing Trust No 1
2.95%, 3/15/15 (c)	CAD	76,000	77,949,082
3.15%, 6/15/14-6/15/15 (c)		95,200	98,174,725

			176,123,807

Norway - 0.1%
Eksportfinans ASA
2.00%, 9/15/15	U.S.$	442	395,566
2.375%, 5/25/16		5,271	4,685,239

			5,080,805

Total Governments - Sovereign Agencies (cost $174,590,221)			181,204,612

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.3%
Non-Agency Fixed Rate CMBS - 2.9%
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A3
5.921%, 3/15/49		9,100	10,368,285
Series 2007-C6, Class A4
5.889%, 12/10/49		14,000	16,163,896
Commercial Mortgage Pass Through Certificates
Series 2006-C8, Class A4
5.306%, 12/10/46		2,585	2,904,087
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3
5.311%, 12/15/39		10,910	12,104,983
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.444%, 3/10/39		7,225	8,014,902
Series 2007-GG9, Class AM
5.475%, 3/10/39		10,290	10,211,179
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB17, Class A4
5.429%, 12/12/43		8,454	9,461,149

	Principal Amount (000)		U.S. $ Value
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-6, Class A4
5.485%, 3/12/51	U.S.$	5,839	$6,357,609
Morgan Stanley Capital I, Inc.
Series 2006-IQ12, Class A4
5.332%, 12/15/43		10,000	11,360,020
UBS Barclays Commercial Mortgage Trust
Series 2007-C2, Class A4
3.525%, 5/10/63		8,889	8,824,871

			95,770,981

Agency CMBS - 0.3%
FHLMC Multifamily Structured Pass Through Certificates
Series K008, Class A2
3.531%, 6/25/20		10,223	11,149,979

Non-Agency Floating Rate CMBS - 0.1%
Morgan Stanley Capital I, Inc.
Series 2007-T27, Class AJ
5.824%, 6/11/42 (e)		3,505	3,038,916

Total Commercial Mortgage-Backed Securities (cost $103,546,281)			109,959,876

CORPORATES - NON-INVESTMENT GRADES - 2.1%
Industrial - 1.4%
Basic - 0.3%
Calcipar SA
6.875%, 5/01/18 (c)		876	862,860
Commercial Metals Co.
6.50%, 7/15/17		4,000	4,030,000
LyondellBasell Industries NV
5.75%, 4/15/24 (c)		5,435	5,764,838

			10,657,698

Capital Goods - 0.4%
Ball Corp.
5.00%, 3/15/22		4,800	4,992,000
BE Aerospace, Inc.
5.25%, 4/01/22		6,700	6,901,000

			11,893,000

Communications - Media - 0.0%
Cumulus Media Holdings, Inc.
7.75%, 5/01/19 (b)		896	844,480

Consumer Cyclical - Automotive - 0.1%
Goodyear Dunlop Tires Europe BV
6.75%, 4/15/19 (c)	EUR	2,300	2,939,757

Consumer Cyclical - Other - 0.1%
Choice Hotels International, Inc.
5.75%, 7/01/22		305	318,902

	Principal Amount (000)		U.S. $ Value
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.375%, 3/15/22 (b)(c)	U.S.$	4,900	$4,863,250

			5,182,152

Consumer Non-Cyclical - 0.2%
Boparan Finance PLC
9.875%, 4/30/18 (c)	GBP	3,300	5,349,185

Energy - 0.3%
Cimarex Energy Co.
5.875%, 5/01/22	U.S.$	2,296	2,384,970
SandRidge Energy, Inc.
8.125%, 10/15/22 (c)		6,500	6,565,000
SESI LLC
6.375%, 5/01/19		858	898,755

			9,848,725

			46,714,997

Financial Institutions - 0.5%
Banking - 0.4%
Barclays Bank PLC
4.875%, 12/15/14	EUR	3,540	2,463,928
Danske Bank A/S
5.684%, 2/15/17	GBP	3,580	4,050,925
LBG Capital No. 1 PLC
8.00%, 6/15/20 (c)	U.S.$	4,145	3,481,800
NB Capital Trust IV
8.25%, 4/15/27		4,509	4,610,002

			14,606,655

Other Finance - 0.1%
iPayment, Inc.
10.25%, 5/15/18		2,630	2,393,300

			16,999,955

Utility - 0.2%
Electric - 0.1%
CMS Energy Corp.
5.05%, 3/15/22		2,595	2,691,633

Natural Gas - 0.1%
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20 (c)		3,511	3,537,332

			6,228,965

Total Corporates - Non-Investment Grades (cost $72,198,736)			69,943,917

	Principal Amount (000)		U.S. $ Value
INFLATION-LINKED SECURITIES - 2.0%
United States - 2.0%
U.S. Treasury Inflation Index 2.50%, 7/15/16 (TIPS) (cost $65,751,272)	U.S.$	58,444	$66,904,748

COVERED BONDS - 1.8%
Abbey National Treasury Services PLC/London
4.25%, 4/12/21 (c)	EUR	8,100	11,146,960
Banco Bilbao Vizcaya Argentaria SA
3.25%, 1/24/16		6,000	7,025,985
Bank of Scotland PLC
4.75%, 6/08/22		9,500	13,740,614
BNP Paribas Home Loan SFH
2.20%, 11/02/15 (c)	U.S.$	9,054	9,067,001
Cie de Financement Foncier
4.125%, 10/25/17	EUR	10,000	13,713,565
Danske Bank A/S
4.125%, 11/26/19		2,350	3,317,259

Total Covered Bonds (cost $57,646,740)			58,011,384

GOVERNMENTS - SOVEREIGN BONDS - 1.6%
Croatia - 0.4%
Republic of Croatia
6.25%, 4/27/17 (c)	U.S.$	8,000	7,959,265
6.375%, 3/24/21 (c)		5,340	5,226,311

			13,185,576

Indonesia - 0.7%
Republic of Indonesia
5.25%, 1/17/42 (c)		15,500	16,216,875
7.75%, 1/17/38 (c)		5,568	7,656,000

			23,872,875

Lithuania - 0.2%
Lithuania Government International Bond
6.625%, 2/01/22 (c)		4,693	5,373,485

Poland - 0.1%
Poland Government International Bond
4.20%, 4/15/20	EUR	2,116	2,849,177

Qatar - 0.2%
State of Qatar
4.50%, 1/20/22 (c)	U.S.$	7,036	7,764,226

Total Governments - Sovereign Bonds (cost $48,119,915)			53,045,339

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 1.0%
Quasi-Sovereign Bonds - 1.0%
Indonesia - 0.4%
Pertamina Persero PT
6.00%, 5/03/42 (b)(c)	U.S.$	8,000	$7,865,162
Perusahaan Listrik Negara PT
5.50%, 11/22/21 (c)		4,074	4,257,330

			12,122,492

Mexico - 0.1%
Petroleos Mexicanos
5.50%, 6/27/44 (c)		3,016	3,083,860

South Korea - 0.2%
Korea National Oil Corp.
3.125%, 4/03/17 (c)		8,000	8,157,768

United Arab Emirates - 0.3%
IPIC GMTN Ltd.
5.50%, 3/01/22 (c)		7,800	8,502,000

Total Quasi-Sovereigns (cost $30,688,921)			31,866,120

BANK LOANS - 0.9%
Industrial - 0.7%
Communications - Media - 0.1%
Cengage Learning Acquisitions, Inc. (Thomson Learning)
2.50%, 7/03/14 (e)		1,247	1,153,875
Clear Channel Communications, Inc.
3.90%, 1/29/16 (e)		402	320,100
Univision Communications, Inc.
4.50%, 3/31/17 (e)		1,711	1,618,413
WideOpenWest Finance , LLC
2.75%-4.75%, 6/30/14 (e)		967	960,155

			4,052,543

Communications - Telecommunications - 0.1%
Level 3 Financing, Inc.
2.49%-2.72%, 3/13/14 (e)		1,462	1,434,702

Consumer Cyclical - Entertainment - 0.1%
ClubCorp Club Operations Inc.
6.00%, 11/30/16 (e)		3,090	3,102,027
Las Vegas Sands, LLC
2.75%, 11/23/16 (e)		750	727,962

			3,829,989

Consumer Cyclical - Other - 0.1%
Caesars Entertainment Operating Company, Inc. (fka Harrah’s Operating Company, Inc.)
3.25%, 1/28/15 (e)		1,204	1,121,901
3.25%-3.46%, 1/28/15 (e)		386	359,772

	Principal Amount (000)		U.S. $ Value
Sabre Inc.
6.00%, 9/30/17 (e)	U.S.$	1,389	$1,333,435

			2,815,108

Consumer Cyclical - Retailers - 0.0%
Burlington Coat Factory Warehouse Corporation
5.50%, 2/23/17 (e)		941	934,490

Consumer Non-Cyclical - 0.0%
HCA Inc.
3.50%, 5/01/18 (e)		429	415,714
US Foods, Inc. (aka U.S. Foodservice, Inc.)
3.00%, 7/03/14 (e)		984	951,723

			1,367,437

Energy - 0.1%
CITGO Petroleum Corporation
9.00%, 6/24/17 (e)		1,470	1,479,805

Other Industrial - 0.1%
Gavilon Group LLC, The
6.00%, 12/06/16 (e)		405	402,975
Harbor Freight Tools USA, Inc./Central Purchasing, LLC
5.50%, 11/14/17 (e)		1,000	995,000

			1,397,975

Services - 0.1%
Advantage Sales & Marketing Inc.
5.25%, 12/18/17 (e)		1,182	1,171,657
Global Cash Access, Inc.
7.00%, 3/01/16 (e)		479	477,973
ServiceMaster Co., (The)
2.75%, 7/24/14 (e)		122	120,793
2.75%-2.97%, 7/24/14 (e)		1,229	1,213,008
West Corporation
4.50%, 7/15/16 (e)		730	726,498

			3,709,929

Technology - 0.0%
Avaya Inc.
3.22%, 10/24/14 (e)		80	75,247
4.97%, 10/26/17 (e)		161	141,885
First Data Corporation
3.00%, 9/24/14 (e)		647	621,907

	Principal Amount (000)		U.S. $ Value
SunGard Data Systems, Inc. (Solar Capital Corp.)
3.87%-4.09%, 2/28/16 (e)	U.S.$	469	$463,165

			1,302,204

			22,324,182

Financial Institutions - 0.1%
Finance - 0.1%
iStar Financial, Inc.
7.00%, 6/30/14 (e)		3,000	2,989,290

Insurance - 0.0%
Asurion, LLC (fka Asurion Corporation)
5.50%, 5/24/18 (e)		943	937,136

Other Finance - 0.0%
Nielsen Finance LLC
2.24%, 8/09/13 (e)		4	3,555
3.49%, 5/02/16 (e)		393	390,440

			393,995

			4,320,421

Utility - 0.1%
Electric - 0.1%
Texas Competitive Electric Holdings Company, LLC (TXU)
3.74%, 10/10/14 (e)		2,334	1,460,431

Total Bank Loans (cost $28,579,939)			28,105,034

AGENCIES - 0.8%
Agency Debentures - 0.8%
Federal Home Loan Mortgage Corp. 2.375%, 1/13/22 (cost $24,252,984)		24,389	25,029,309

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.7%
United States - 0.7%
California GO
7.95%, 3/01/36		10,685	12,642,919
Illinois GO
7.35%, 7/01/35		4,440	5,159,813
Texas Transp Comm (Texas St Hwy Fund First Tier)
5.178%, 4/01/30		3,400	4,109,580

Total Local Governments - Municipal Bonds (cost $18,824,331)			21,912,312

EMERGING MARKETS - CORPORATE BONDS - 0.5%
Industrial - 0.4%
Basic - 0.2%
Vedanta Resources PLC
8.75%, 1/15/14 (b)(c)		8,139	8,414,098

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.1%
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125%, 4/30/18 (c)	U.S.$	5,000	$5,312,500

Consumer Non-Cyclical - 0.1%
Hypermarcas SA
6.50%, 4/20/21 (c)		2,500	2,400,000

			16,126,598

Utility - 0.1%
Electric - 0.1%
DTEK Finance BV
9.50%, 4/28/15 (c)		1,867	1,810,990

Total Emerging Markets - Corporate Bonds (cost $18,098,611)			17,937,588

EMERGING MARKETS - SOVEREIGNS - 0.5%
Turkey - 0.5%
Turkey Government International Bond
6.00%, 1/14/41		7,700	8,104,250
6.25%, 9/26/22		8,000	9,060,000

Total Emerging Markets - Sovereigns (cost $16,202,544)			17,164,250

	Shares
PREFERRED STOCKS - 0.3%
Financial Institutions - 0.3%
Banking - 0.3%
PNC Financial Services Group, Inc.
6.125% (f)		325,000	8,563,750

Non Corporate Sectors - 0.0%
Agencies - Government Sponsored - 0.0%
Federal National Mortgage Association
8.25% (f)		106,950	174,329

Total Preferred Stocks (cost $10,798,750)			8,738,079

	Principal Amount (000)
LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.2%
Canada - 0.2%
Province of Ontario Canada
4.25%, 12/11/13	EUR	925	1,233,022
Province of Quebec Canada
4.25%, 2/27/13		3,525	4,568,841

Total Local Governments - Provincial Bonds (cost $6,068,415)			5,801,863

SUPRANATIONALS - 0.2%
European Investment Bank

	Principal Amount (000)		U.S. $ Value
Zero Coupon, 4/24/13 (c)	IDR	27,712,890	$2,766,421
7.25%, 2/22/15		24,700,000	2,625,431

Total Supranationals (cost $5,840,372)			5,391,852

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Forward Contracts - 0.0%
AUD/USD
Expiration: Aug 2012, Exercise Price: AUD 1.05 (f)		127,200,000	208,823
CNY/USD
Expiration: Aug 2012, Exercise Price: CNY 7.00 (f)		1,530,000,000	241

Total Options Purchased - Puts (cost $1,982,143)			209,064

	Shares
SHORT-TERM INVESTMENTS - 1.0%
Investment Companies - 1.0%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.14% (g) (cost $32,534,244)		32,534,244	32,534,244

Total Investments - 113.7% (cost $3,627,070,905) (h)			3,726,135,696
Other assets less liabilities - (13.7)% (i)			(449,338,748)

Net Assets - 100.0%			$3,276,796,948

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro-Bobl Futures	519	September 2012	$83,787,273	$82,683,858	$(1,103,415)
Japanese 10 Yr Bond Futures	41	September 2012	73,567,649	73,701,007	133,358
Sold Contracts
U.S. Long Bond Futures	2,325	September 2012	341,593,488	344,027,344	(2,433,856)

					$(3,403,913)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty & Description	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at June 30, 2012	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Capital Inc.:
Norwegian Krone settling 7/12/12	399	$66,540,856	$66,994,823	$453,967
BNP Paribas SA:
South Korean Won settling 7/20/12 (1)	17,972,780	15,357,412	15,672,891	315,479
Goldman Sachs:
Brazilian Real settling 7/03/12 (1)	15,362	7,390,926	7,648,514	257,588
Mexican Peso settling 7/26/12	455,929	32,470,111	34,099,727	1,629,616
Standard Chartered Bank:
Australian Dollar settling 7/19/12	4,054	3,913,114	4,142,597	229,483
Brazilian Real settling 7/03/12 (1)	15,362	7,600,079	7,648,514	48,435
Euro settling 8/03/12	29,449	36,744,842	37,276,806	531,964
Singapore Dollar settling 7/13/12	20,251	15,851,797	15,986,157	134,360
Sale Contracts
Bank of America NA:
Euro settling 8/17/12	239,140	302,647,903	302,756,642	(108,739)
Barclays Capital Inc.:
Canadian Dollar settling 8/10/12	303,104	294,964,843	297,456,302	(2,491,459)
Great British Pound settling 8/17/12	328,952	516,300,265	515,126,644	1,173,621
Brown Brothers Harriman & Co.:
Australian Dollar settling 7/19/12	3,845	3,932,059	3,928,905	3,154
Citibank:
Euro settling 7/13/12	261,214	325,574,909	330,589,934	(5,015,025)
Goldman Sachs:
Brazilian Real settling 7/03/12 (1)	15,362	7,600,079	7,648,514	(48,435)
Brazilian Real settling 8/02/12 (1)	15,362	7,346,567	7,597,823	(251,256)
HSBC Securities Inc.:
Great British Pound settling 8/03/12	17,507	27,295,584	27,416,574	(120,990)
Standard Chartered Bank:
Brazilian Real settling 7/03/12 (1)	15,362	7,665,115	7,648,514	16,601
Indonesian Rupiah settling 7/27/12 (1)	51,401,158	5,385,140	5,454,522	(69,382)
Japanese Yen settling 8/08/12	7,736,405	97,465,288	96,834,624	630,664
South African Rand settling 7/19/12	504,118	59,991,952	61,513,768	(1,521,816)

				$(4,202,170)

(1)	Contract represents a non-deliverable forward where payment is received from or paid to a counterparty based on the net realized gain/loss on settlement date.

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts		Premiums	Market Value
Put - AUD vs. USD	AUD	1.05	08/13/12	AUD	127,200	$2,349,040	$(208,823)

INTEREST RATE SWAP TRANSACTIONS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
BNP Paribas	AUD	314,500	6/29/14	3.10%	3 Month BBSW	$23,983

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at June 30, 2012
Barclays Capital Inc.†	(1.63)%*	—	$821,411
Barclays Capital Inc.†	(0.63)%*	—	1,109,548
Barclays Capital Inc.†	(0.50)%*	—	2,109,414
Credit Suisse Securities†	(1.00)%*	—	3,067,512
Credit Suisse Securities†	0.00%	—	1,470,000
Deutsche Bank	0.22%	8/06/12	10,776,528
Deutsche Bank	0.23%	7/03/12	16,005,520
Deutsche Bank	0.24%	8/15/12	10,352,829
Deutsche Bank	0.26%	7/24/12	62,671,146
Goldman Sachs and Co.	0.23%	7/18/12	66,438,460
HSBC	0.20%	8/07/12	50,951,366
HSBC	0.21%	7/16/12	10,792,157
HSBC	0.22%	8/14/12	44,112,936
HSBC	0.23%	8/27/12	37,325,426
ING Bank†	(0.25)%*	—	2,156,376
JPMorgan Chase Bank†	(0.15)%*	—	521,868
UBS Securities LLC	0.22%	8/20/12	65,415,987
UBS Securities LLC	0.23%	8/23/12	15,639,998

			$401,738,482

†	The reverse repurchase agreement matures on demand. The interest rate shown is a variable rate and was in effect on June 30, 2012.
*	Interest payment due from counterparty.

UNFUNDED LOAN COMMITMENTS

As of June 30, 2012, the Fund had the following unfunded loan commitment of $8,200,000, which may be drawn at the option of the borrower:

Borrower	Unfunded Loan Commitments	Cost			Value
General Motors Holding, LLC Revolver
LIBOR+2.75%, 10/27/15	$8,200,000	$	– 0	–	$(792,694)

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding. The aggregate market value of these securities amounted to $3,946,533.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements. The market value of the collateral amounted to $403,506,671.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate market value of these securities amounted to $491,068,290 or 15.0% of net assets.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2012.
(e)	Floating Rate Security. Stated interest rate was in effect at June 30, 2012.
(f)	Non-income producing security.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of June 30, 2012, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $143,558,260 and gross unrealized depreciation of investments was $(44,493,469), resulting in net unrealized appreciation of $99,064,791.
(i)	An amount of $7,806,366 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2012.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
ZAR	-	South African Rand

Glossary:

BBSW	-	AUD Bank Bill Reference Rate
CMBS	-	Commercial Mortgage-Backed Securities
FHLMC	-	Federal Home Loan Mortgage Corporation
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
OJSC	-	Open Joint Stock Company
REIT	-	Real Estate Investment Trust
TBA	-	To Be Announced
TIPS	-	Treasury Inflation Protected Security

COUNTRY BREAKDOWN*

June 30, 2012 (unaudited)

51.8%	United States
16.1%	United Kingdom
8.2%	Canada
7.4%	Netherlands
2.8%	Finland
2.3%	Germany
2.3%	South Africa
1.2%	Brazil
1.0%	France
1.0%	Indonesia
0.6%	Sweden
0.5%	Turkey
0.3%	India
3.6%	Other
0.9%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2012. The Fund’s country breakdowns are expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.3% or less in the following countries: Australia, China, Croatia, Denmark, Hong Kong, Italy, Japan, Lithuania, Luxembourg, Mexico, Norway, Poland, Qatar, Russia, South Korea, Spain, Supranational, Switzerland, Ukraine and United Arab Emirates.

AllianceBernstein Global Bond

June 30, 2012 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

Investments in Securities	Level 1			Level 2		Level 3			Total
Governments - Treasuries	$	– 0	–	$1,910,713,946		$	– 0	–	$1,910,713,946
Corporates - Investment Grades		1,894,336		742,186,304			– 0	–	744,080,640
Mortgage Pass-Throughs		– 0	–	337,581,519			– 0	–	337,581,519
Governments - Sovereign Agencies		– 0	–	181,204,612			– 0	–	181,204,612
Commercial Mortgage-Backed Securities		– 0	–	90,352,172			19,607,704		109,959,876
Corporates - Non-Investment Grades		– 0	–	69,943,917			– 0	–	69,943,917
Inflation-Linked Securities		– 0	–	66,904,748			– 0	–	66,904,748
Covered Bonds		– 0	–	58,011,384			– 0	–	58,011,384
Governments - Sovereign Bonds		– 0	–	53,045,339			– 0	–	53,045,339
Quasi-Sovereigns		– 0	–	31,866,120			– 0	–	31,866,120
Bank Loans		– 0	–	– 0	–		28,105,034		28,105,034
Agencies		– 0	–	25,029,309			– 0	–	25,029,309
Local Governments - Municipal Bonds		– 0	–	21,912,312			– 0	–	21,912,312
Emerging Markets - Corporate Bonds		– 0	–	17,937,588			– 0	–	17,937,588
Emerging Markets - Sovereigns		– 0	–	17,164,250			– 0	–	17,164,250
Preferred Stocks		8,738,079		– 0	–		– 0	–	8,738,079
Local Governments - Provincial Bonds		– 0	–	5,801,863			– 0	–	5,801,863
Supranationals		– 0	–	2,625,431			2,766,421		5,391,852
Options Purchased - Puts		– 0	–	208,823			241		209,064
Short-Term Investments		32,534,244		– 0	–		– 0	–	32,534,244

Total Investments in Securities		43,166,659		3,632,489,637			50,479,400		3,726,135,696
Other Financial Instruments*:
Assets
Interest Rate Swaps		– 0	–	23,983			– 0	–	23,983
Futures Contracts		133,358		– 0	–		– 0	–	133,358
Forward Currency Exchange Contracts		– 0	–	5,424,932			– 0	–	5,424,932
Liabilities
Futures Contracts		(3,537,271)		– 0	–		– 0	–	(3,537,271)
Forward Currency Exchange Contracts		– 0	–	(9,627,102)			– 0	–	(9,627,102)
Written Options		– 0	–	(208,823)			– 0	–	(208,823)
Unfunded Loan Commitment		– 0	–	– 0	–		(792,694)		(792,694)

Total		$39,762,746		$3,628,102,627			$49,686,706		$3,717,552,079

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the beginning of the reporting period.

	Commercial Mortgage - Backed Securities		Bank Loans			Supranationals		Options Purchased - Puts
Balance as of 9/30/11	$5,827,642			$39,974,868		$ – 0	–	$2,367,490
Accrued discounts/(premiums)	(3,724)			344,258		104,001		– 0	–
Realized gain (loss)	45,639			88,378		– 0	–	(574,200)
Change in unrealized appreciation/depreciation	681,318			1,335,847		(85,539)		(1,793,049)
Purchases	12,779,109			3,232,912		– 0	–	– 0	–
Sales	(5,712,459)			(16,871,229)		– 0	–	– 0	–
Transfers into Level 3	5,990,179			– 0	–	2,747,959		– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–	– 0	–

Balance as of 6/30/12	$19,607,704			$28,105,034		$2,766,421		$241

Net change in unrealized appreciation/depreciation from investments held as of 6/30/12	$842,125			$1,135,222		$(85,539)		$(1,762,905)

	Unfunded Loan Commitment		Collateralized Mortgage Obligations			Total
Balance as of 9/30/11	$(895,397)			$538,586		$47,813,189
Accrued discounts/(premiums)	– 0	–		728		445,263
Realized gain (loss)	– 0	–		33,469		(406,714)
Change in unrealized appreciation/depreciation	102,703			(30,193)		211,087
Purchases	– 0	–		– 0	–	16,012,021
Sales	– 0	–		(542,590)		(23,126,278)
Transfers into Level 3	– 0	–		– 0	–	8,738,138
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 6/30/12	$(792,694)		$	– 0	–	$49,686,706

Net change in unrealized appreciation/depreciation from investments held as of 6/30/12	$102,703		$	– 0	–	$231,606

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Global Bond Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 23, 2012

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 23, 2012